Federated Equity Funds
Federated Kaufmann Fund
Federated Kaufmann Large Cap Fund
Federated Kaufmann Small Cap Fund
FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO PROSPECTUSES DATED DECEMBER 31, 2014
Mr. Lawrence E. Auriana has retired from Federated Global Investment Management Corp., the sub-adviser to the Fund's investment adviser, Federated Equity Management Company of Pennsylvania. Mr. Hans P. Utsch, who continues as Head of the Federated Kaufmann Growth Equity Team and as a Senior Portfolio Manager for the Federated Kaufmann Funds, will continue to oversee the team consisting of portfolio managers and analysts.
Federated Kaufmann Fund
Under the heading “Fund Management” in the section entitled “Fund Summary Information,” in the section entitled “Who Manages the Fund?,” and under the heading “Portfolio Management Information” in that same section, please delete references to, and information regarding, Mr. Lawrence E. Auriana. Mr. Auriana's duties as a co-portfolio manager of the Fund are now being performed by Mr. Hans P. Utsch.
Federated Kaufmann Large Cap Fund
Under the heading “Fund Management” in the section entitled “Fund Summary Information,” and under the heading “Portfolio Management Information” in the section entitled “Who Manages the Fund?,” please delete references to, and information regarding, Mr. Lawrence E. Auriana. Mr. Auriana's duties as a co-portfolio manager of the Fund are now being shared by two other existing co-portfolio managers of the Fund: Mr. Tom M. Brakel, Senior Investment Analyst & Senior Portfolio Manager, and Jonathan Art, Senior Investment Analyst and Senior Portfolio Manager.
Federated Kaufmann Small Cap Fund
Under the heading “Fund Management” in the section entitled “Fund Summary Information,” and under the heading “Portfolio Management Information” in the section entitled “Who Manages the Fund?,” please delete references to, and information regarding, Mr. Lawrence E. Auriana. Mr. Auriana's duties as a co-portfolio manager of the Fund are now being shared by two other existing co-portfolio managers of the Fund: Mr. John Ettinger, Senior Investment Analyst and Senior Portfolio Manager, and Mr. Stephen DeNichilo, Senior Investment Analyst and Portfolio Manager.
May 20, 2015
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452666 (5/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Federated Equity Funds
Federated Kaufmann Fund
Federated Kaufmann Large Cap Fund
Federated Kaufmann Small Cap Fund
FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO SUMMARY PROSPECTUSES DATED DECEMBER 31, 2014
Mr. Lawrence E. Auriana has retired from Federated Global Investment Management Corp., the sub-adviser to the Fund's investment adviser, Federated Equity Management Company of Pennsylvania. Mr. Hans P. Utsch, who continues as Head of the Federated Kaufmann Growth Equity Team and as a Senior Portfolio Manager for the Federated Kaufmann Funds, will continue to oversee the team consisting of portfolio managers and analysts.
Federated Kaufmann Fund
Under the heading “Fund Management” in the section entitled “Fund Summary Information,” please delete references to, and information regarding, Mr. Lawrence E. Auriana. Mr. Auriana's duties as a co-portfolio manager of the Fund are now being performed by Mr. Hans P. Utsch.
Federated Kaufmann Large Cap Fund
Under the heading “Fund Management” in the section entitled “Fund Summary Information,” please delete references to, and information regarding, Mr. Lawrence E. Auriana. Mr. Auriana's duties as a co-portfolio manager of the Fund are now being shared by two other existing co-portfolio managers of the Fund: Mr. Tom M. Brakel, Senior Investment Analyst & Senior Portfolio Manager, and Jonathan Art, Senior Investment Analyst and Senior Portfolio Manager.
Federated Kaufmann Small Cap Fund
Under the heading “Fund Management” in the section entitled “Fund Summary Information,” please delete references to, and information regarding, Mr. Lawrence E. Auriana. Mr. Auriana's duties as a co-portfolio manager of the Fund are now being shared by two other existing co-portfolio managers of the Fund: Mr. John Ettinger, Senior Investment Analyst and Senior Portfolio Manager, and Mr. Stephen DeNichilo, Senior Investment Analyst and Portfolio Manager.
May 20, 2015

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452668 (5/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Federated Equity Funds
Federated Kaufmann Fund
Federated Kaufmann Large Cap Fund
Federated Kaufmann Small Cap Fund
FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2014
Mr. Lawrence E. Auriana has retired from Federated Global Investment Management Corp., the sub-adviser to the Fund's investment adviser, Federated Equity Management Company of Pennsylvania. Mr. Hans P. Utsch, who continues as Head of the Federated Kaufmann Growth Equity Team and as a Senior Portfolio Manager for the Federated Kaufmann Funds, will continue to oversee the team consisting of portfolio managers and analysts.
Federated Kaufmann Fund
Under the heading “Officers” in the section entitled “Who Manages and Provides Services to the Fund?,” and under the sub-heading “Investment Personnel Information” under the heading “Investment Adviser” in that same section, please delete references to, and biographical, compensation and other information regarding, Mr. Lawrence E. Auriana. Mr. Auriana's duties as a co-portfolio manager of the Fund are now being performed by Mr. Hans P. Utsch.
Under the heading “Kaufmann Fund Affiliated Brokerage” in the section entitled “Who Manages and Provides Services to the Fund?,” please replace the reference to “Messrs. Utsch and Auriana” in the third line with the following: “Mr. Hans P. Utsch, the current Head of the Federated Kaufmann Growth Equity Team and a co-portfolio manager of the Fund, and Mr. Lawrence Auriana, the former co-Head of the Federated Kaufmann Growth Equity Team and former co-portfolio manager of the Fund.”
Federated Kaufmann Large Cap Fund
Under the heading “Officers” in the section entitled “Who Manages and Provides Services to the Fund?,” and under the sub-heading “Investment Personnel Information” under the heading “Investment Adviser” in that same section, please delete references to, and biographical, compensation and other information regarding, Mr. Lawrence E. Auriana. Mr. Auriana's duties as a co-portfolio manager of the Fund are now being shared by two other existing co-portfolio managers of the Fund: Mr. Tom M. Brakel, Senior Investment Analyst & Senior Portfolio Manager, and Jonathan Art, Senior Investment Analyst and Senior Portfolio Manager.
Federated Kaufmann Small Cap Fund
Under the heading “Officers” in the section entitled “Who Manages and Provides Services to the Fund?,” and under the sub-heading “Investment Personnel Information” under the heading “Investment Adviser” in that same section, please delete references to, and biographical, compensation and other information regarding, Mr. Lawrence E. Auriana. Mr. Auriana's duties as a co-portfolio manager of the Fund are now being shared by two other existing co-portfolio managers of the Fund: Mr. John Ettinger, Senior Investment Analyst and Senior Portfolio Manager, and Mr. Stephen DeNichilo, Senior Investment Analyst and Portfolio Manager.
May 20, 2015

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452667 (5/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.